OTHER LIABILITIES - Schedule of detailed information about sensitivity analysis for actuarial assumptions (Detail) - Natura Cosmticos SA [Member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	9.01%
Percentage of reasonably possible increase in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 105,731
Decreased Actuarial Assumption Percentage	9.01%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 148,971
Rate of compensation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increased Actuarial Assumption Percentage	7.79%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	R$ 148,175
Decreased Actuarial Assumption Percentage	7.79%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	R$ 105,933